THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      YIELD TO
    AMOUNT                                                           MATURITY    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   DATE        RATE         VALUE
--------------    -------------------------------------------------  ---------   ---------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (34.3%)
$      10,000     Federal Farm Credit Bank Discount Note...........   05/13/97      5.240%   $  9,982,533
       13,000     Federal Farm Credit Bank Discount Note...........   05/21/97      5.260      12,962,011
       20,000     Federal Farm Credit Bank Discount Note...........   05/29/97      5.260      19,918,178
       30,000     Federal Home Loan Bank Discount Note.............   05/01/97      5.380      30,000,000
       12,000     Federal Home Loan Bank Discount Note.............   05/05/97      5.320      11,992,907
       25,000     Federal Home Loan Bank Bond......................   04/15/98      6.020      24,977,585
                                                                                             ------------
                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                        (AMORTIZED COST $109,833,214)                                         109,833,214
                                                                                             ------------

U.S. TREASURY OBLIGATIONS (61.8%)
       13,851     United States Treasury Bills.....................   05/01/97      4.900      13,851,000
       22,000     United States Treasury Bills.....................   05/29/97      4.760      21,918,551
       30,000     United States Treasury Bills.....................   05/08/97      4.950      29,971,125
       47,000     United States Treasury Bills.....................   05/22/97      4.990      46,863,191
       40,000     United States Treasury Notes.....................   05/15/97      8.500      40,047,222
       15,000     United States Treasury Notes.....................   09/30/97      5.750      15,004,102
       20,130     United States Treasury Notes.....................   10/31/97      5.625      20,114,339
       10,000     United States Treasury Notes.....................   11/30/97      5.375       9,990,779
                                                                                             ------------
                      TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED
                        COST $197,760,309)                                                    197,760,309
                                                                                             ------------

REPURCHASE AGREEMENT (4.9%)
       15,527     Goldman Sachs Repurchase Agreement, dated
                    04/30/97, proceeds $15,529,307, (collateralized
                    by $16,357,000 U.S. Treasury Bonds 6.625%, due
                    02/15/2027 valued at $15,838,317) (cost
                    $15,527,000)...................................   05/01/97      5.350      15,527,000
                                                                                             ------------
                  TOTAL INVESTMENTS (COST $323,120,523) (101.0%)                              323,120,523
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)                                (3,186,313)
                                                                                             ------------
                  NET ASSETS (100.0%)                                                        $319,934,210
                                                                                             ------------
                                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $323,120,523
Cash                                                        261
Receivable for Investments Sold                      10,019,157
Interest Receivable                                   1,938,285
Receivable for Expense Reimbursement                     19,274
Deferred Organization Expenses                            3,772
Prepaid Trustees' Fees                                    1,483
Prepaid Expenses and Other Assets                           700
                                                   ------------
    Total Assets                                    335,103,455
                                                   ------------

LIABILITIES
Payable for Investments Purchased                    15,077,155
Advisory Fee Payable                                     55,039
Administrative Services Fee Payable                       8,636
Custody Fee Payable                                       5,650
Administration Fee Payable                                1,299
Fund Services Fee Payable                                   685
Accrued Expenses                                         20,781
                                                   ------------
    Total Liabilities                                15,169,245
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $319,934,210
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $8,607,834

EXPENSES
Advisory Fee                                       $ 327,216
Administrative Services Fee                           51,218
Custodian Fees and Expenses                           29,753
Professional Fees and Expenses                        17,237
Fund Services Fee                                      5,758
Administration Fee                                     3,315
Amortization of Organization Expenses                  2,753
Trustees' Fees and Expenses                            2,342
Miscellaneous                                          4,999
                                                   ---------
    Total Expenses                                   444,591
Less: Reimbursement of Expenses                     (116,658)
                                                   ---------

NET EXPENSES                                                      327,933
                                                               ----------
NET INVESTMENT INCOME                                           8,279,901

NET REALIZED LOSS ON INVESTMENTS                                  (12,933)
                                                               ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $8,266,968
                                                               ----------
                                                               ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                    MONTHS ENDED      FOR THE FISCAL
                                                   APRIL 30, 1997       YEAR ENDED
                                                     (UNAUDITED)     OCTOBER 31, 1996
                                                   ---------------   ----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     8,279,901   $     16,581,846
Net Realized Gain (Loss) on Investments                    (12,933)           169,188
                                                   ---------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         8,266,968         16,751,034
                                                   ---------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        1,086,952,947      1,895,749,425
Withdrawals                                         (1,070,221,037)    (1,935,444,581)
                                                   ---------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                      16,731,910        (39,695,156)
                                                   ---------------   ----------------
    Total Increase (Decrease) in Net Assets             24,998,878        (22,944,122)

NET ASSETS
Beginning of Period                                    294,935,332        317,879,454
                                                   ---------------   ----------------
End of Period                                      $   319,934,210   $    294,935,332
                                                   ---------------   ----------------
                                                   ---------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE FISCAL      FOR THE PERIOD
                                                       FOR THE            YEAR ENDED       JANUARY 4, 1993
                                                   SIX MONTHS ENDED      OCTOBER 31,       (COMMENCEMENT OF
                                                    APRIL 30, 1997    ------------------    OPERATIONS) TO
                                                     (UNAUDITED)      1996   1995   1994   OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                               0.20%(a)     0.20%  0.20%  0.22%        0.26%(a)
  Net Investment Income                                  5.06%(a)     5.08%  5.55%  3.65%        2.75%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                0.07%(a)     0.07%  0.06%  0.05%        0.07%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to January 9, 1997, the Portfolio's name was The Treasury Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

       The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b) Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

    d) The Portfolio incurred organization expenses in the amount of $27,491. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Investment Advisory Agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended April 30, 1997, this fee amounted to $327,216.

    b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended April 30, 1997, the fee for these services amounted to $3,315.

       On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds, and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $51,218.

       In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through February 28, 1998. For the six months ended April 30, 1997, Morgan has agreed to reimburse the Portfolio $116,658 for expenses under this agreement.

    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,758 for the six months ended April 30, 1997.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

22